Stockholders' Equity (Tables) - Options [Member]	12 Months Ended
Dec. 31, 2017
Summary of stock options outstanding

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$5.40 - $19.50	238,174	7.51	$8.41	142,177	$9.02
$19.51 - $23.70	1,000	6.04	23.70	1,000	$23.70
$23.71 - $367.50	519	4.59	112.30	519	$112.30
	239,693	7.50	$8.69

Summary of stock option activity
	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2016	249,693	$8.56
Granted	-	-
Exercised	-	-
Forfeited or expired	10,000	5.40
Balance, December 31, 2017	239,693	$8.69